Shareholder Report, Average Annual Return (Details)	12 Months Ended	42 Months Ended	51 Months Ended	60 Months Ended	72 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026 [2]	Mar. 31, 2026 [1]	Mar. 31, 2026	Mar. 31, 2026 [3]	Mar. 31, 2026
C000233574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astoria Real Assets ETF (PPI)
Average Annual Return, Percent	44.86%		14.83%
C000237806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AXS Green Alpha ETF (NXTE)
Average Annual Return, Percent	31.96%	8.33%
C000240275 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AXS Esoterica NextG Economy ETF (WUGI)
Average Annual Return, Percent	22.44%			10.69%	21.78%
C000247342 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AXS Knowledge Leaders ETF (KNO)
Average Annual Return, Percent	17.77%			4.66%		8.51%
MSCI ACWI Net Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net) Index
Average Annual Return, Percent	20.01%		7.97%	9.49%		11.33%
MSCI All Country World Index Investable Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index Investable Market Index
Average Annual Return, Percent	20.64%	18.77%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	17.80%			12.06%	18.14%
Bloomberg U S TIPS 1 3 Year USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS 1-3 Year (USD) Index
Average Annual Return, Percent	3.72%		3.41%
Bloomberg Commodity Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Total Return Index
Average Annual Return, Percent	32.29%		11.79%
Astoria Blended Benchmark Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Astoria Blended Benchmark Index
Average Annual Return, Percent	21.11%		8.62%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	20.01%			9.49%	15.84%
MSCI World Equal Weighted NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Equal Weighted NR Index
Average Annual Return, Percent	17.63%			6.44%		8.66%
MSCI World Ex USA Equal Weighted NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Ex USA Equal Weighted NR Index
Average Annual Return, Percent	23.21%			6.17%		7.47%

[1]	The Fund commenced operations on December 29, 2021. Since Inception return is cumulative if time since inception is less than one year.
[2]	The Fund commenced operations on September 27, 2022. Since Inception return is cumulative if time since inception is less than one year.
[3]	The Fund commenced operations on March 30, 2020. Since Inception return is cumulative if time since inception is less than one year.